Schedule of Investments
March 31, 2021
(Unaudited)
Invesco Select Risk: Conservative Investor Fund
Schedule of Investments in Affiliated Issuers–99.90%(a)
	% of Net Assets 03/31/21	Value 12/31/20	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/21	Value 03/31/21
Alternative Funds–6.86%
Invesco Fundamental Alternatives Fund, Class R6	2.45%	$13,986,535	$—	$—	$86,336	$—	$—	507,863	$14,072,871
Invesco Global Real Estate Income Fund, Class R6	1.86%	10,227,659	53,842	—	421,012	—	53,842	1,207,959	10,702,513
Invesco Macro Allocation Strategy Fund, Class R6(b)	2.55%	14,661,433	—	—	32,223	—	—	1,611,146	14,693,656
Invesco Master Event-Linked Bond Fund, Class R6	—	3,960,574	101,705	(3,502,539)	(29,694)	(530,046)	98,617	—	—
Total Alternative Funds		42,836,201	155,547	(3,502,539)	509,877	(530,046)	152,459		39,469,040
Domestic Equity Funds–14.00%
Invesco Discovery Mid Cap Growth Fund, Class R6	1.82%	10,845,900	—	(479,091)	105,715	21,972	—	290,384	10,494,496
Invesco Russell 1000 Dynamic Multifactor ETF	3.33%	18,608,499	—	(1,459,319)	1,500,687	535,381	54,263	434,941	19,185,248
Invesco S&P 500® Low Volatility ETF	2.04%	11,341,029	—	—	387,245	—	48,605	201,690	11,728,274
Invesco S&P 500® Pure Growth ETF	3.46%	19,781,494	—	—	162,691	—	—	121,411	19,944,185
Invesco S&P 500® Pure Value ETF	3.35%	18,173,537	—	(2,975,056)	2,864,337	1,197,667	105,491	260,312	19,260,485
Total Domestic Equity Funds		78,750,459	—	(4,913,466)	5,020,675	1,755,020	208,359		80,612,688
Fixed Income Funds–73.49%
Invesco Core Plus Bond Fund, Class R6	19.84%	115,621,032	1,823,757	(5,771,270)	2,530,619	—	549,694	10,270,157	114,204,138
Invesco Fundamental High Yield® Corporate Bond ETF	6.81%	35,190,716	4,203,391	—	(167,052)	—	343,241	2,027,238	39,227,055
Invesco Income Fund, Class R6	5.18%	29,738,894	272,186	(750,004)	514,051	18,668	272,202	3,747,647	29,793,795
Invesco International Bond Fund, Class R6	12.75%	77,383,125	1,781,665	(1,796,162)	(3,954,069)	—	551,740	13,570,159	73,414,559
Invesco Master Loan Fund, Class R6	8.30%	46,707,873	494,638	—	577,684	—	461,747	3,047,381	47,780,195
Invesco Taxable Municipal Bond ETF	12.65%	74,498,238	1,586,716	—	(3,292,455)	—	485,235	2,272,635	72,792,499
Invesco Variable Rate Investment Grade ETF	7.96%	45,693,665	—	(8,702)	154,980	—	100,822	1,828,478	45,839,943
Total Fixed Income Funds		424,833,543	10,162,353	(8,326,138)	(3,636,242)	18,668	2,764,681		423,052,184
Foreign Equity Funds–4.86%
Invesco Global Infrastructure Fund, Class R6	0.75%	4,152,129	16,909	—	158,073	—	16,909	377,255	4,327,111
Invesco International Select Equity Fund, Class R6(b)	2.08%	11,772,020	—	—	196,704	—	—	756,556	11,968,724
Invesco S&P International Developed Low Volatility ETF	2.03%	11,519,699	—	—	157,488	—	87,571	384,118	11,677,187
Total Foreign Equity Funds		27,443,848	16,909	—	512,265	—	104,480		27,973,022
Money Market Funds–0.69%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)	0.21%	1,233,888	4,802,348	(4,842,615)	—	—	43	1,193,621	1,193,621
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(c)	0.25%	1,651,899	3,430,248	(3,651,609)	145	19	99	1,430,130	1,430,702
Invesco Treasury Portfolio, Institutional Class, 0.01%(c)	0.23%	1,410,158	5,488,397	(5,534,417)	—	—	16	1,364,138	1,364,138
Total Money Market Funds		4,295,945	13,720,993	(14,028,641)	145	19	158		3,988,461
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $543,640,810)	99.90%	$578,159,996	$24,055,802	$(30,770,784)	$2,406,720	$1,243,661	$3,230,137		$575,095,395
OTHER ASSETS LESS LIABILITIES	0.10%								553,681
NET ASSETS	100.00%								$575,649,076
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from March 31, 2021.
(c)	The rate shown is the 7-day SEC standardized yield as of March 31, 2021.

See accompanying notes which are an integral part of this schedule.
Invesco Select Risk: Conservative Investor Fund

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
E-Mini S&P 500 Index	5	June-2021	$991,850	$8,615	$8,615
Interest Rate Risk
Canada 10 Year Bonds	45	June-2021	4,969,086	(133,922)	(133,922)
EURO-BTP	54	June-2021	9,455,175	78,421	78,421
Euro-Bund	32	June-2021	6,427,522	8,578	8,578
EURO-OAT	59	June-2021	11,205,207	7,499	7,499
Japan 10 Year Bonds	29	June-2021	39,590,336	91,559	91,559
Long Gilt	72	June-2021	12,664,474	(128,169)	(128,169)
Subtotal				(76,034)	(76,034)
Total Futures Contracts				$(67,419)	$(67,419)

(a)	Futures contracts collateralized by $1,579,705 cash held with Merrill Lynch International, the futures commission merchant.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Select Risk: Conservative Investor Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Affiliated Issuers	$571,106,934	$—	$—	$571,106,934
Money Market Funds	3,988,461	—	—	3,988,461
Total Investments in Securities	575,095,395	—	—	575,095,395
Other Investments - Assets*
Futures Contracts	194,672	—	—	194,672
Other Investments - Liabilities*
Futures Contracts	(262,091)	—	—	(262,091)
Total Other Investments	(67,419)	—	—	(67,419)
Total Investments	$575,027,976	$—	$—	$575,027,976

*	Unrealized appreciation (depreciation).
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Select Risk: Conservative Investor Fund